Capital, Reserves and Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ordinary interim dividend declared and paid of HK$1.623 (equivalent to approximately RMB1.409) (2016: HK$1.489 (equivalent to approximately RMB1.273); 2015: HK$1.525 (equivalent to approximately RMB1.203)) per share	¥ 28,211	¥ 26,227	¥ 25,629
Special dividend declared and paid of HK$3.200 (equivalent to approximately RMB2.777) per share	55,621
Ordinary final dividend proposed after the balance sheet date of HK$1.582 (equivalent to approximately RMB1.322) (2016: HK$1.243 (equivalent to approximately RMB1.112); 2015: HK$1.196 (equivalent to approximately RMB1.002)) per share	27,077	22,766	20,516
Dividends recognised as distributions to owners	110,909	48,993	46,145
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.243 (equivalent to approximately RMB1.112) (2016: HK$1.196 (equivalent to approximately RMB1.002); 2015: HK$1.380 (equivalent to approximately RMB1.089)) per share	22,211	20,777	22,304
Attributable to equity shareholders of the Company [member]
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.243 (equivalent to approximately RMB1.112) (2016: HK$1.196 (equivalent to approximately RMB1.002); 2015: HK$1.380 (equivalent to approximately RMB1.089)) per share	¥ 22,204	¥ 20,764	¥ 22,283